Income Taxes - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Deferred Tax Assets, Net operating loss carryforward	$ 3,184
Less: Valuation allowance	(31)
Net deferred tax assets	3,153
Deferred Tax Liabilities, Property, plant and equipment	(5,783)
Deferred Tax Liabilities, Intangible assets	(28,126)
Deferred tax liabilities	(33,909)
Net deferred tax liability	$ (30,756)
Predecessor [Member] | NPS Holdings Limited [Member]
Less: Valuation allowance		$ (750)
Net deferred tax assets
Deferred Tax Liabilities, Property, plant and equipment		(1,922)
Deferred Tax Liabilities, Intangible assets
Deferred tax liabilities		(1,922)
Net deferred tax liability		$ (1,922)